STOCKSNIPS AI POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Application Software - 7.4%
Nice Ltd. - ADR (a)	5,784	$901,465
Zoom Communications, Inc. - Class A (a)	10,760	834,331
		1,735,796

Biotechnology - 3.2%
Neurocrine Biosciences, Inc. (a)	6,952	748,661

Communications Equipment - 3.5%
Motorola Solutions, Inc.	1,897	835,420

Data Processing & Outsourced Services - 3.4%
ExlService Holdings, Inc. (a)	16,677	808,501

Education Services - 3.5%
Stride, Inc. (a)	5,847	831,736

Electric Utilities - 3.3%
NRG Energy, Inc.	7,055	773,087

Electronic Components - 3.9%
Amphenol Corp. - Class A	12,080	929,556

Environmental & Facilities Services - 3.9%
Waste Management, Inc.	3,929	916,871

Health Care Equipment - 3.2%
Stryker Corp.	2,016	753,823

Health Care Services - 3.3%
Quest Diagnostics, Inc.	4,403	784,703

Health Care Technology - 3.3%
Veeva Systems, Inc. - Class A (a)	3,292	769,307

Household Products - 2.8%
Church & Dwight Co., Inc.	6,522	647,895

Human Resource & Employment Services - 3.0%
Paychex, Inc.	4,857	714,562

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Insurance Brokers - 3.8%
Brown & Brown, Inc.	8,060	$891,436

Investment Banking & Brokerage - 3.2%
Virtu Financial, Inc. - Class A	19,498	763,347

Life & Health Insurance - 3.2%
Unum Group	9,809	761,767

Life Sciences Tools & Services - 5.5%
IQVIA Holdings, Inc. (a)	4,301	666,956
Thermo Fisher Scientific, Inc.	1,479	634,491
		1,301,447

Managed Health Care - 3.1%
Centene Corp. (a)	12,342	738,669

Multi-Utilities - 3.5%
DTE Energy Co.	6,001	822,137

Packaged Foods & Meats - 3.0%
Kellanova	8,443	698,827

Personal Care Products - 3.1%
Unilever PLC - ADR	11,541	733,430

Property & Casualty Insurance - 7.3%
Old Republic International Corp.	18,873	709,625
Progressive Corp.	3,628	1,022,152
		1,731,777

Systems Software - 3.2%
Fortinet, Inc. (a)	7,362	763,881

Tobacco - 3.7%
Philip Morris International, Inc.	5,105	874,793

Transaction & Payment Processing Services - 3.2%
Visa, Inc. - Class A	2,212	764,246

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Water Utilities - 3.0%
American Water Works Co., Inc.	4,738	$696,533
TOTAL COMMON STOCKS (Cost $22,642,035)		22,792,208

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (b)	72,780	72,780
TOTAL SHORT-TERM INVESTMENTS (Cost $72,780)		72,780

TOTAL INVESTMENTS - 96.8% (Cost $22,714,815)		$22,864,988
Other Assets in Excess of Liabilities - 3.2%		745,567
TOTAL NET ASSETS - 100.0%		$23,610,555

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

StockSnips AI Powered Sentiment US All Cap ETF (“the Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$22,792,208	$—	$—	$22,792,208
Money Market Funds	72,780	—	—	72,780
Total Investments	$22,864,988	$—	$—	$22,864,988

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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